SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 54,400,329	$ 25,348,287	$ 109,508,080	$ 41,328,303	$ 138,613,639	$ 51,879,903
Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	64.19%	80.05%	65.89%	74.38%	64.75%	71.78%
Accounts Receivable [Member]
Concentration Risk, Percentage			62.20%		61.81%	49.66%
Customer A [Member] | Fishery Development Division [Member]
Revenue			20,338,677		44,966,265
Customer A [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	26.94%	12.76%	18.57%	7.82%	32.44%	0.00%
Customer A [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage			15.21%		11.14%	15.31%
Customer B [Member] | Fishery Development Division [Member]
Revenue			18,293,639		17,206,190
Customer B [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	0.00%	25.65%	16.71%	21.85%	10.27%	0.00%
Customer B [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage			15.01%		14.32%	0.00%
Customer C [Member] | Organic Fertilizer and Bread Grass Division [Member]
Revenue			13,494,997
Customer C [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	12.51%	14.44%	12.32%	12.21%	9.69%	0.00%
Customer C [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage			12.03%		9.94%	0.00%
Customer D [Member] | Fishery Development Division [Member]
Revenue			$ 11,051,367
Customer D [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	8.90%	0.00%	10.09%	11.87%	6.34%	0.00%
Customer D [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage			11.69%		18.18%	0.00%
Customer E [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	0.00%	0.00%	8.20%	0.00%	6.01%	0.00%
Customer E [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage			8.26%		8.23%	0.00%
Customer F [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	0.00%	18.99%	0.00%	20.63%		29.03%
Customer F [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage						9.14%
Customer G [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	0.00%	8.21%	0.00%	0.00%	0.00%	13.96%
Customer G [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage					0.00%	8.60%
Customer H [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	7.98%				0.00%	13.87%
Customer H [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage					0.00%	8.39%
Customer I [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage	7.86%				0.00%	8.24%
Customer I [Member] | Accounts Receivable [Member]
Concentration Risk, Percentage					0.00%	8.22%
Customer J [Member] | Sales Revenue, Product Line [Member]
Concentration Risk, Percentage					0.00%	6.68%